Consolidated Statements of Redeemable Convertible Preferred Shares And Changes In Shareholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020		$ 21,878						$ (23,020)	$ (23,020)
Balance, shares at Dec. 31, 2020		18,881,400	[1]	349,736
Share-based compensation						346			346
Net loss								(4,581)	(4,581)
Other comprehensive income							370		370
Initial Public Offering of shares and warrants, net of issuance costs of $600				$ 2		7,643			7,645
Initial Public Offering of shares and warrants, net of issuance costs of $600, shares				295,125
Conversion of preferred shares into ordinary shares		$ (21,878)			[2]	21,878			21,878
Conversion of preferred shares into ordinary shares, shares		(18,881,400)	[1]	1,650,875
Balance at Dec. 31, 2021				$ 2		29,867	370	(27,601)	2,638
Balance, shares at Dec. 31, 2021			[1]	2,295,736	[3]
Share-based compensation						543			543
Net loss								(7,825)	(7,825)
Other comprehensive income							(1,965)		(1,965)
Initial Public Offering of shares and warrants, net of issuance costs of $600				$ 3		27,867			27,870
Initial Public Offering of shares and warrants, net of issuance costs of $600, shares	[3]			3,616,487
Balance at Dec. 31, 2022				$ 5		58,277	(1,595)	(35,426)	21,261
Balance, shares at Dec. 31, 2022	[4]			5,912,223
Share-based compensation						503			503
Net loss								(11,755)	(11,755)
Other comprehensive income							(819)		(819)
Balance at Dec. 31, 2023				$ 5		$ 58,780	$ (2,414)	$ (47,181)	$ 9,190
Balance, shares at Dec. 31, 2023	[4]			5,912,223

[1]	Adjusted to reflect reverse stock split, see Note 11
[2]	Represents less than $1 thousand
[3]	Adjusted to reflect reverse stock split, see Note 11
[4]	Adjusted to reflect reverse stock split, see Note 11